SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2024 item
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Vesting period	10 years
Stock options
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of plans	2
Vesting period	4 years